Severance Indemnities And Pension Plans (Accumulated Other Comprehensive Income) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 488,936	¥ 644,335
Prior service cost	(46,580)	(58,889)
Gross pension liability adjustments	442,356	585,446
Taxes	(183,884)	(235,331)
Net pension liability adjustments	258,472	350,115
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	98,654	85,384
Prior service cost	386	127
Gross pension liability adjustments	99,040	85,511
Taxes	(38,585)	(33,581)
Net pension liability adjustments	60,455	51,930
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	8,314	7,982
Prior service cost	(100)	(148)
Net obligation at transition		102
Gross pension liability adjustments	8,214	7,936
Taxes	(3,212)	(3,126)
Net pension liability adjustments	¥ 5,002	¥ 4,810